Trade payables	12 Months Ended
Jun. 30, 2026
Trade Payables
Trade payables

30. Trade payables

	2026 USD	2025 USD
Trade creditors	9,152,649	595,849
	9,152,649	595,849

Trade payables are unsecured, non-interest bearing and normally settled within the Group’s standard payment terms.